Debt (Interest) - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 09, 2012	Feb. 27, 2012	Feb. 18, 2013	Aug. 15, 2012	Feb. 20, 2014	Sep. 20, 2012	Feb. 19, 2013
Debt And Credit Agreements [Line Items]
Debt instrument interest rate terms				Borrowings under the Amended and Restated Credit Agreement bear interest at a rate equal to either, at our option: (i) the Eurocurrency rate plus an applicable margin for Eurocurrency borrowings as set forth below, or (ii) a base rate determined by the highest of (1) the prime rate of Bank of America, (2) the federal funds effective rate plus 1/2% or (3) LIBOR plus 1.00%, plus an applicable margin for base rate borrowings as set forth below. The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.		Beginning February 19, 2013, borrowings under the term loan agreement bear interest at a rate equal to either, at our option (i) the Eurocurrency rate plus an applicable margin for Eurocurrency borrowings as set forth below, or (ii) a base rate determined by the highest of (1) the prime rate of Bank of America, (2) the federal funds effective rate plus 1/2% or (3) a LIBOR rate plus 1.00%, plus an applicable margin for base rate borrowings as set forth below. The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.
Face value of outstanding debt	$ 3,079,790,000			$ 3,079,790,000		$ 3,664,794,000
Loss on extinguishment of debt				33,538,000	12,181,000	12,181,000
Cost associated with the Amended and Restated Credit Agreement						19,000,000
Cost associated with the Amended and Restated Credit Agreement charged to interest expense	50,153,000	63,454,000	14,000,000	167,332,000	209,653,000	274,689,000	232,450,000	174,390,000
Cost associated with the Amended and Restated Credit Agreement charged to capitalized			3,000,000
Unamortized debt issuance costs	24,000,000			24,000,000
Book value of outstanding debt	3,088,000,000			3,088,000,000		3,729,665,000	3,444,159,000
Accelerated amortization of debt issuance costs				4,779,000	5,323,000	7,104,000	23,265,000	12,539,000
Maximum [Member]
Debt And Credit Agreements [Line Items]
Commitment fee, unused commitments				0.375%
Other Borrowing [Member] | Maximum [Member]
Debt And Credit Agreements [Line Items]
Other borrowings margin				50
2016 Notes [Member]
Debt And Credit Agreements [Line Items]
Debt instrument interest rate	8.35%			8.35%
Face value of debt instruments at the time of issuance	400,000,000			400,000,000
Debt Instrument, maturity date				Mar. 15, 2016
Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Loss on extinguishment of debt				31,000,000
Face value of debt instruments at the time of issuance									400,000,000
Initial Term Loan Facility [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt							2,173,000,000
Floating interest rate description						One-month LIBOR
Initial Term Loan Facility [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate									5.75%	2.00%	5.75%
Initial Term Loan Facility [Member] | Remaining Amount [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt							238,000,000
Debt variable rate							2.00%
Initial Term Loan Facility [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt Instrument, maturity date						Sep. 30, 2014
Floating interest rate description						L+2.00%
Book value of outstanding debt							238,335,000
Initial Term Loan Facility [Member] | Senior Secured Credit [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate						2.00%
Incremental Term Loan [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount												371,000,000
Floor rate												1.25%
Incremental Term Loan [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate												6.00%
Incremental Term Loan [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt Instrument, maturity date						Dec. 31, 2017
Floating interest rate description						L+6.00%
Book value of outstanding debt							370,536,000
Incremental Term Loan [Member] | Senior Secured Credit [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate						6.00%
Term Loans [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt						2,457,000,000
Floating interest rate description						Three-month LIBOR
Term Loan B [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt	1,743,938,000			1,743,938,000		1,757,250,000
Debt Instrument, maturity date				Feb. 19, 2019		Feb. 19, 2019
Debt variable rate						4.00%
Floating interest rate description				L+3.00%		L+4.00%
Rate						5.25%
Book value of outstanding debt						1,747,378,000
Term Loan B [Member] | Senior Secured Credit [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate				3.00%		4.00%
Term Loan B Incremental Term Loan Facility [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt instrument interest rate terms						Equal to the LIBOR rate, subject to a 1.00% floor, plus 3.50% per annum.
Face value of outstanding debt	346,500,000			346,500,000		349,125,000
Debt Instrument, maturity date				Feb. 19, 2019		Feb. 19, 2019
Debt variable rate						3.50%
Floating interest rate description				L+3.00%		L+3.50%
Rate						4.50%
Book value of outstanding debt						349,125,000
Term Loan B Incremental Term Loan Facility [Member] | Senior Secured Credit [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate				3.00%		3.50%
Term Loan C [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt	49,313,000			49,313,000		361,250,000
Debt Instrument, maturity date				Dec. 31, 2017		Dec. 31, 2017
Debt variable rate						3.00%
Floating interest rate description				L+2.50%		L+3.00%
Rate						4.00%
Book value of outstanding debt						360,477,000
Term Loan C [Member] | Senior Secured Credit [Member] | LIBOR [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate				2.50%		3.00%
8.50% Due 2019 [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Debt instrument interest rate	8.50%			8.50%										8.50%
Unamortized debt issuance costs														5,000,000
Face value of debt instruments at the time of issuance	480,000,000			480,000,000										800,000,000
Debt Instrument, maturity date				May 15, 2019		May 15, 2019
Rate				8.50%		8.50%
Book value of outstanding debt	480,000,000			480,000,000		799,823,000	801,712,000
Revolver Credit Facility [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				1.0		3.0
Other borrowings margin						50
Commitment fee, unused commitments						0.375%
Line of credit facility term debt description						Applicable margins step down by 50 basis points for any quarter if the Senior Secured Leverage Ratio is less than or equal to 3.0 to 1.0.
Commitment fee description				The commitment fee may increase to 0.5% per annum if the Senior Secured Leverage Ratio is greater than 4.0 to 1.0.		The commitment fee may increase to 0.500% per annum if the Senior Secured Leverage Ratio is greater than 4.0 to 1.0.
Face value of outstanding debt	0			0		0
Cost associated with the Amended and Restated Credit Agreement charged to capitalized		2,000,000
Debt Instrument, maturity date				Feb. 19, 2018
Credit facility amount															352,000,000
Increase in Commitment fee						0.50%
Incremental revolving commitments													53,000,000
Revolver Credit Facility [Member] | Minimum [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				4.0
Revolver Credit Facility [Member] | Repricing Amendments [Member]
Debt And Credit Agreements [Line Items]
Revolving commitment under agreement revised													317,000,000
Repricing amendments, description													The Repricing Amendments also provided for an incremental revolving commitment due February 19, 2019 of $53 million, increasing the Revolver from $352 million to $405 million.
Amended And Restated Credit Agreement [Member]
Debt And Credit Agreements [Line Items]
Loss on extinguishment of debt						12,000,000
Cost associated with the Amended and Restated Credit Agreement						19,000,000
Cost associated with the Amended and Restated Credit Agreement charged to interest expense						14,000,000
Cost associated with the Amended and Restated Credit Agreement charged to capitalized						5,000,000
Unamortized debt issuance costs						31,000,000
Previous Credit Agreement [Member]
Debt And Credit Agreements [Line Items]
Cost associated with the Amended and Restated Credit Agreement							38,000,000
Cost associated with the Amended and Restated Credit Agreement charged to interest expense							8,000,000
Cost associated with the Amended and Restated Credit Agreement charged to capitalized							30,000,000
Accelerated amortization of debt issuance costs							10,000,000
Revolving Commitments [Member] | Repricing Amendments [Member]
Debt And Credit Agreements [Line Items]
Repricing amendments, description													The modification also provides for an incremental revolving commitment of $53 million due February 19, 2019 and extends the maturity date of $317 million of the Revolver to the same date with a provision for earlier maturity on November 19, 2018 if certain conditions are met. See Note 22, Subsequent Events.
Term Loan B [Member]
Debt And Credit Agreements [Line Items]
Long term debt description				On February 20, 2014, we entered into a series of amendments to our Amended and Restated Credit Agreement (the “Repricing Amendments”) the first of which reduced the Term Loan B’s applicable margin for Eurocurrency and Base rate borrowings to 3.25% and 2.25%, respectively, with a step down to 3.00% and 2.00%, respectively, if the Senior Secured Leverage Ratio (as defined in the Amended and Restated Credit Agreement) is less than or equal to 3.25 to 1.00. It also reduced the Eurocurrency rate floor to 1.00% and the Base rate floor to 2.00%.
Face value of outstanding debt	1,744,000,000			1,744,000,000
Debt instrument interest rate	4.00%			4.00%
Debt Instrument, maturity date				Feb. 19, 2019
Credit facility amount															1,775,000,000
Term Loan B [Member] | Maximum [Member]
Debt And Credit Agreements [Line Items]
Other borrowings margin				25
Term Loan B [Member] | Extended Revolving Credit Facility [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				1.00
Line of credit facility term debt description				Applicable margins for Term Loan B and the Extended Revolver step down 25 basis points for any quarter if the Senior Secured Leverage Ratio is less than or equal to 3.25 to 1.00.
Term Loan B [Member] | Extended Revolving Credit Facility [Member] | Minimum [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				3.25
Term Loans [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt	2,140,000,000			2,140,000,000
Term Loans [Member] | Unextended Revolver [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				1.0
Long term debt description				Applicable margins for all other borrowings under the Amended and Restated Credit Agreement step down by 50 basis points for any quarter if the Senior Secured Leverage Ratio is less than or equal to 3.0 to 1.0.
Term Loans [Member] | Unextended Revolver [Member] | Minimum [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Leverage Ratio				3.0
Incremental Term Loan [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt	347,000,000			347,000,000
Debt instrument interest rate	4.00%			4.00%
Term Loan C [Member]
Debt And Credit Agreements [Line Items]
Face value of outstanding debt	49,000,000			49,000,000
Debt instrument interest rate	3.50%			3.50%
Loss on extinguishment of debt				1,000,000
Credit facility amount															425,000,000
Repricing Amendment [Member]
Debt And Credit Agreements [Line Items]
Loss on extinguishment of debt				$ 3,000,000